OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 0	£ 60
Financial assets mandatorily at FVTPL	64	76
Net loss in the year attributable to changes in credit risk for loans and advances at FVTPL	0	0	£ 0
Cumulative net loss attributable to changes in credit risk	£ 3	£ 3	£ 3